UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _6/30/16

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, June 30, 2016 (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.5%
New York 97.5%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.75%, 11/15/22 .	$4,090,000	$4,373,928
Allegany County GO,
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/24	1,135,000	1,449,157
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	1,245,000	1,567,667
Brookhaven GO,
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/27.	3,290,000	3,466,673
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/28.	4,420,000	4,618,104
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,632,218
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, 5.00%, 5/01/20.	8,345,000	9,352,492
City School District of the City of Buffalo Project, Series A, 5.25%, 5/01/24.	16,520,000	18,619,692
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,054,873
Harrison GO,
Westchester County, Public Improvement, Refunding, 3.00%, 12/15/18.	1,020,000	1,076,947
Westchester County, Public Improvement, Refunding, 4.00%, 12/15/20.	1,110,000	1,260,005
Haverstraw-Stony Point CSD,
GO, Refunding, 5.00%, 10/15/25	850,000	1,063,605
GO, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	731,730
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26.	5,000,000	6,008,500
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	3,128,966
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	3,148,774
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	6,072,450
Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,471,629
Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	11,507,835
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/25	5,445,000	6,696,370
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/27	6,220,000	7,557,549
MTA Dedicated Tax Fund Revenue, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	46,471,600
MTA Revenue,
Transportation, Green Bonds, Refunding, Series A1, 5.00%, 11/15/29	4,440,000	5,630,852
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	11,004,457
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,857,000
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,278,712
Transportation, Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	11,013,394
MTA Service Contract Revenue, Refunding, Series A, 5.75%, 7/01/18	1,310,000	1,440,804
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,747,673
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,801,648
Series A, 4.25%, 12/01/23	5,615,000	6,262,803
Series B, 4.25%, 12/01/23	5,925,000	6,608,567
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,169,960
New York City GO,
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	523,580
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,138,840
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	10,733,400
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,981,000
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	10,184,426
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	12,641,900
Fiscal 2016, Refunding, 5.00%, 8/01/26	9,000,000	11,556,090

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	$2,810,000	$3,105,528
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	8,553,120
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn.,
3/01/21	10,150,000	9,303,693
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	7,509,660
Second General Resolution, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,810,726
Second General Resolution, Refunding, Series EE, 5.00%, 6/15/28	8,000,000	9,631,360
Second General Resolution, Refunding, Series FF, 5.00%, 6/15/22	6,800,000	8,321,228
Second General Resolution, Refunding, Series GG, 5.00%, 6/15/27.	10,000,000	12,822,100
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18	550,000	563,079
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,161,844
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,110,360
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,701,148
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,227,100
Future Tax Secured, Fiscal 2012, Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	6,089,850
Future Tax Secured, New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,367,944
Future Tax Secured, Sub Series A-1, 5.00%, 5/01/22	7,635,000	8,518,064
Future Tax Secured, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/22	2,365,000	2,641,350
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Sub Series A-1, 5.00%, 8/01/28	5,000,000	6,395,800
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/22	85,000	88,116
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/23	3,170,000	3,286,212
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22.	75,000	77,674
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23.	6,265,000	6,488,347
Subordinate, Series F, Sub Series F-3, 5.00%, 2/01/30	10,000,000	12,791,200
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,273,700
Whitney Museum of American Art, 5.00%, 7/01/21.	9,760,000	11,496,694
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%,
11/15/25	2,250,000	2,896,583
New York St., GO, Series A, 5.00%, 3/01/26	5,000,000	6,200,500
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University
Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	9,669,360
New York State Dormitory Authority Lease Revenues, Master Boces Program, Delaware Chenango
Madison Otsego Board of Cooperative Educational Services Issue, XLCA Insured, Pre-Refunded,
5.00%, 8/15/21	5,340,000	5,602,194
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.25%, 7/01/16	500,000	500,000
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,016,650
Department of Health, Refunding, Sub Series 2, NATL Insured, 5.00%, 7/01/18	5,000,000	5,015,500
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,803,522
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18.	500,000	547,465
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,781,058
Non-State Supported Debt, Columbia University, Series A-1, 5.00%, 10/01/26.	6,500,000	8,724,170
Non-State Supported Debt, Master Boces Program Lease, Oneida Herkimer Madison, Refunding,
5.00%, 8/15/28	1,100,000	1,415,755
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
7/01/23	1,250,000	1,507,363
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/19	2,500,000	2,608,250

|2

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/20	$3,670,000	$3,828,911
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/19	1,500,000	1,676,550
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/21	3,000,000	3,441,150
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,140,321
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,161,100
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,162,620
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,169,620
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,861,000
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 2, Sub Series 2-2, 5.00%, 1/15/21	6,675,000	7,101,199
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,329,292
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/26	4,000,000	5,276,480
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/23	2,000,000	2,086,600
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/21	3,000,000	3,558,120
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,253,940
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/27	6,000,000	7,542,420
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/19	5,000,000	5,560,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/20	11,695,000	12,974,901
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.00%, 5/01/23	2,000,000	2,072,140
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	2,910,000
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	2,943,593
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,385,800
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,309,570
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,511,800
Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 7.25%, 10/01/28	7,615,000	8,721,459
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	8,198,181
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,530,080
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	16,636,628
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,447,163
Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured,
5.00%, 10/01/23	6,425,000	7,822,951
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	5,000,000	5,654,050

|3

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, St. John’s University, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/24	$1,000,000	$1,043,300
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,441,513
Non-State Supported Debt, University of Rochester, Series A-1, Pre-Refunded, 5.00%, 7/01/22	500,000	510,810
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured,
5.50%, 7/01/22	10,000,000	12,450,400
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,172,800
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B,
BHAC Insured, 5.00%, 7/01/21.	10,160,000	11,026,546
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/22	9,240,000	11,516,274
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/21	1,980,000	1,980,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/22	1,730,000	1,730,000
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/19	5,405,000	5,896,477
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/20	3,460,000	3,773,857
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/21	5,400,000	5,888,646
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/19	65,000	70,940
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/20	40,000	43,656
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/21	75,000	81,854
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL Insured, 5.50%, 5/15/21	7,000,000	8,486,380
State Supported Debt, State University Educational Facilities Issue, Third General Resolution,
Refunding, Series A, NATL Insured, 5.50%, 5/15/24	7,790,000	10,145,306
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25	12,000,000	15,591,840
Series B, 5.00%, 3/15/29	15,000,000	19,269,000
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	10,097,920
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,173,262
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,225
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
New York City Muncipal Water Finance Authority Projects, Second Resolution, sub. bond,
Refunding, Series A, 5.00%, 6/15/29.	3,000,000	3,921,180
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinate, Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,867,224
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%,
12/15/21	1,115,000	1,232,878
New York State GO,
Series A, 5.00%, 3/15/26.	5,195,000	6,754,955
Series E, 3.25%, 12/15/26	10,520,000	11,443,972
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,017,725
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,588,850

|4

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/20	$5,705,000	$6,524,808
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	6,615,364
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	5,246,470
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	12,498,900
Refunding, Series K, 5.00%, 1/01/29	10,000,000	12,463,300
Series I, 5.00%, 1/01/25	5,000,000	5,973,600
New York State Thruway Authority Revenue,
Highway and Bridge Trust Fund, Second General, Series B, Pre-Refunded, 5.00%, 4/01/18	5,000,000	5,270,500
Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,691,900
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23.	5,000,000	5,763,400
Series B, 5.00%, 4/01/21	5,000,000	5,591,750
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/21	10,000,000	11,127,400
Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,904,300
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,170,400
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,758,102
Service Contract, Refunding, Series C, 5.00%, 1/01/22.	7,410,000	8,046,593
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%,
12/15/22	1,500,000	1,657,800
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%,
12/15/23	2,500,000	2,762,350
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	6,066,750
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	11,300,000	12,035,291
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%,
7/15/29	7,060,000	8,385,656
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Eighty-Fourth Series, Refunding, 5.00%, 9/01/25.	2,655,000	3,393,648
Consolidated, One Hundred Eighty-Fourth Series, Refunding, 5.00%, 9/01/28.	3,250,000	4,108,390
Refunding, Series 194, 5.00%, 10/15/28	9,085,000	11,602,453
[a] Sachem CSD Holbrook GO, Refunding, 4.00%, 10/15/27	3,425,000	3,999,304
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, ETM, 5.00%,
10/01/16	12,000,000	12,129,240
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28.	1,755,000	2,095,610
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	11,582,280
Suffolk County GO,
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	6,142,187
Refunding, Series A, 5.00%, 4/01/19	3,435,000	3,808,831
Refunding, Series A, 5.00%, 4/01/20	2,240,000	2,474,797
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/18	1,050,000	1,110,050
Triborough Bridge and Tunnel Authority Revenues,
Capital Appreciation, Subordinate, Refunding, Series A, zero cpn., 11/15/30	14,175,000	9,992,524
General, MTA Bridges and Tunnels, Series B-3, 5.00%, 11/15/34	3,480,000	4,380,450
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	12,029,400
General Purpose, Refunding, Series A, 5.00%, 11/15/28.	8,200,000	10,663,690
Refunding, Sub Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	13,357,619

|5

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24.	$2,600,000	$3,133,702
Public Improvement, Refunding, 5.00%, 11/15/28.	2,995,000	3,583,877
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 6/15/23	1,500,000	1,799,805
Restructuring, Refunding, 5.00%, 12/15/23	1,700,000	2,068,322
Restructuring, Refunding, 5.00%, 6/15/24	1,625,000	2,004,746
Restructuring, Refunding, 5.00%, 12/15/24	1,000,000	1,245,400
Restructuring, Refunding, Series A, 5.00%, 6/15/26	5,000,000	6,387,250
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24.	1,000,000	1,171,200
Total Municipal Bonds (Cost $1,058,734,632) 97.5%.		1,152,852,475
Other Assets, less Liabilities 2.5%.		29,448,787
Net Assets 100.0%		$1,182,301,262

See Abbreviations on page 9.

[a]Security purchased on a when-issued basis.

|6

FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees, the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,058,564,025

Unrealized appreciation.	$94,288,644
Unrealized depreciation.	(194)
Net unrealized appreciation (depreciation)	$94,288,450

|7

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|8

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CSD	Central School District
EDC	Economic Development Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|9

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2016

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  August 25, 2016